Prepayments and Other Assets (Details) ¥ in Thousands	Apr. 20, 2020 CNY (¥)	Oct. 22, 2018 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)
Prepayments And Other Assets [Line Items]
Principal amount			$ 2,740,000	¥ 20,000
Annual interest rate	3.50%
Interest			410,000	2,980	$ 350,000	¥ 2,500
Jiangsu Qionghua Group Co Ltd [Member]
Prepayments And Other Assets [Line Items]
Purchase agreement	¥ 85,000
Principal amount			$ 1,370,000	¥ 10,000	$ 706,125	¥ 5,000
Use Rights [Member]
Prepayments And Other Assets [Line Items]
Purchase agreement		¥ 50,000
Yangzhou City [Member]
Prepayments And Other Assets [Line Items]
Purchase agreement		¥ 60,000